Significant Accounting Policies (Schedule Of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	38.00%	68.00%	71.00%
Volatility, maximum	51.00%	70.00%	73.00%
Risk-free interest rate, minimum	0.50%	0.60%	1.10%
Risk-free interest rate, maximum	0.90%	2.10%	1.60%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 9 months 18 days	3 years 7 months 6 days	3 years 8 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 24 days	4 years 9 months 18 days	4 years 7 months 6 days